Form N-1A Cover	Mar. 31, 2025
Prospectus Date	Jul. 31, 2025
Macquarie Asset Strategy Fund
Risk/Return	Macquarie Asset Strategy Fund
Macquarie Balanced Fund
Risk/Return	Macquarie Balanced Fund
Macquarie Core Equity Fund
Risk/Return	Macquarie Core Equity Fund
Macquarie Global Growth Fund
Risk/Return	Macquarie Global Growth Fund
Macquarie International Core Equity Fund
Risk/Return	Macquarie International Core Equity Fund
Macquarie Large Cap Growth Fund
Risk/Return	Macquarie Large Cap Growth Fund
Macquarie Mid Cap Growth Fund
Risk/Return	Macquarie Mid Cap Growth Fund
Macquarie Mid Cap Income Opportunities Fund
Risk/Return	Macquarie Mid Cap Income Opportunities Fund
Macquarie Smid Cap Core Fund
Risk/Return	Macquarie Smid Cap Core Fund
Macquarie Small Cap Growth Fund
Risk/Return	Macquarie Small Cap Growth Fund
Macquarie Systematic Emerging Markets Equity Fund
Risk/Return	Macquarie Systematic Emerging Markets Equity Fund
Macquarie Climate Solutions Fund
Risk/Return	Macquarie Climate Solutions Fund
Macquarie Natural Resources Fund
Risk/Return	Macquarie Natural Resources Fund
Macquarie Real Estate Securities Fund
Risk/Return	Macquarie Real Estate Securities Fund
Macquarie Science and Technology Fund
Risk/Return	Macquarie Science and Technology Fund
Macquarie Global Bond Fund
Risk/Return	Macquarie Global Bond Fund
Macquarie High Income Fund
Risk/Return	Macquarie High Income Fund